LICENSE SETTLEMENT (Details Narrative) - Consulting agreement [Member]		12 Months Ended
	Oct. 12, 2017 USD ($) integer	Mar. 31, 2019 USD ($)
Number of installments, consideration for license | integer	24
Monthly installment payment	$ 1,000
Consulting fees payable	$ 24,000
Consulting fees		$ 34,000